Supplemental Cash Flow Information - Schedule of Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Cash	$ 1,889	$ 2,343
Investments with maturities from the date of acquisition of three months or less	3,123	5,244
Cash and cash equivalents	5,012	7,587	$ 744
Cash inflow (outflow) from changes in non-cash working capital items
Trade and settlement receivables	(957)	(347)
Inventories	(290)	(374)
Prepaids and other current assets	(139)	(29)
Trade accounts payable and other liabilities	408	474
Net change in non-cash working capital items	$ (978)	$ (276)